Nature of Operations and Organization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended			12 Months Ended
	Dec. 31, 2016	May 03, 2016	Mar. 07, 2016	Jan. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Nature Of Operations [Line Items]
Date of LLC formation								Aug. 02, 2006
Cancellation of common stock shares held								40,486,000
Cash paid in private placement									$ 244
Date of dissolution	Mar. 07, 2016
Common Stock [Member]
Nature Of Operations [Line Items]
Stock issued during period									1,631,738
Proceeds from private placement		$ 25,000
Private Placement [Member]
Nature Of Operations [Line Items]
Stock issuance cost		$ 1,000
Warrant exercise price		$ 5.00
Number of shares to be called by warrant		83,120
Cash paid in private placement		$ 600
Private Placement [Member] | Common Stock [Member]
Nature Of Operations [Line Items]
Stock issued during period		5,000,000						5,079,000
Share price		$ 5.00
Private Placement [Member] | Warrants [Member]
Nature Of Operations [Line Items]
Stock issuance cost		$ 300
Private Placement [Member] | Reimbursements [Member]
Nature Of Operations [Line Items]
Stock issuance cost		$ 100
DELAWARE
Nature Of Operations [Line Items]
Date of incorporation								May 03, 2016
State of incorporation								Delaware
FLORIDA
Nature Of Operations [Line Items]
Date of incorporation								May 09, 2014
State of incorporation								Florida
Series AB Preferred Stock [Member]
Nature Of Operations [Line Items]
Number of preferred stock converted to common		0.23856
Stock issued during period					2,009,631	2,215,462	2,614,767
Series AB Preferred Stock [Member] | Private Placement [Member]
Nature Of Operations [Line Items]
Stock issued during period				4,655,430
Series C Preferred Stock [Member]
Nature Of Operations [Line Items]
Number of shares distributed			6,923,076
Investor [Member] | Common Stock [Member]
Nature Of Operations [Line Items]
Proceeds from private placement		$ 20,000